Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invescoaim.com
July 27, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses relating to Class A, Class B, Class C, Class R and Class Y shares, as applicable, of Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampens Leaders Fund and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, as applicable, of Invesco Convertible Securities Fund, Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 89 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 89 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on July 26, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at
(713) 214-1968.
Very truly yours,
/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel